UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  March 31, 2011

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

(Ticker Symbol: SGAGX)

Semi-Annual Report
March 31, 2011

Table of Contents

Fund Expenses	1
Schedule of Investments	2
Statement of Assets and Liabilities	4
Statement of Operations	5
Statement of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	8
Supplemental Information	13

This report and the financial statements contained herein are provided for the general information of the shareholders of the SGA Global Growth Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

SGA Global Growth Fund
Fund Expenses - March 31, 2011 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 12/31/2010** to 3/31/11.

Actual Expenses
The information in the table under the headings “Actual Performance” provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column, in the row entitled “Expenses Paid during Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the tables under the headings “Hypothetical (5% annual return before expenses)” provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information under the headings “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expense Paid During Period*
	12/31/10**	3/31/11	12/31/10 – 3/31/11
SGA Global Growth Fund
Actual Performance	$1,000.00	$1,052.00	$4.48
Hypothetical (5% annual return before expenses)	$1,000.00	$1,008.13	$4.38

* Expenses are equal to the Fund’s annualized expense ratio of 1.75% multiplied by the average account value over the period, multiplied by 91/365 (to reflect the period since inception). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.
** Inception date.

SGA Global Growth Fund
SCHEDULE OF INVESTMENTS - As of March 31, 2011
(Unaudited)

Number of Shares		Value

	COMMON STOCKS - 99.1%
	CONSUMER DISCRETIONARY - 11.4%
145	Amazon.com, Inc.*	$26,119
1,014	Lowe's Cos, Inc.	26,800
591	Starbucks Corp.	21,837
		74,756

	CONSUMER STAPLES - 20.2%
464	Anheuser-Busch InBev NV - ADR	26,527
966	Cia de Bebidas das Americas - ADR	27,347
1,048	Coca-Cola Amatil Ltd. - ADR	25,278
2,064	Danone - ADR	27,100
885	Wal-Mart de Mexico SAB de CV -ADR	26,462
		132,714

	ENERGY - 7.8%
321	National Oilwell Varco, Inc.	25,445
276	Schlumberger Ltd.	25,740
		51,185

	FINANCIALS - 3.9%
572	State Street Corp.	25,706
		25,706

	HEALTH CARE - 16.1%
254	Cerner Corp.*	28,245
390	Fresenius Medical Care AG & Co KGaA - ADR	26,333
206	Novo Nordisk A/S - ADR	25,797
508	Teva Pharmaceutical Industries Ltd. - ADR	25,486
		105,861

	INDUSTRIALS - 6.1%
206	Fastenal Co.	13,355
285	FedEx Corp.	26,662
		40,017

	INFORMATION TECHNOLOGY - 29.4%
74	Apple, Inc.*	25,785
253	Automatic Data Processing, Inc.	12,981
212	Baidu, Inc.* - ADR	29,216
762	eBay, Inc.*	23,653
583	Juniper Networks, Inc.*	24,533
429	SAP AG - ADR	26,323
343	Visa, Inc.	25,252
497	VistaPrint NV*	25,794
		193,537

	MATERIALS - 4.2%
1,710	Linde AG - ADR	27,309
		27,309

	TOTAL COMMON STOCK	651,085
	(Cost $633,411)

SGA Global Growth Fund
SCHEDULE OF INVESTMENTS - As of March 31, 2011
(Unaudited)

Number of Shares		Value

	SHORT TERM INVESTMENT – 0.6%
4,063	Federated Treasury Obligations Fund, 0.01% †	$4,063

	TOTAL SHORT TERM INVESTMENT	4,063
	(Cost $4,063)

	TOTAL INVESTMENTS – 99.7%
	(Cost $637,474)	655,148
	Other Assets less Liabilities – 0.3%	2,215
	TOTAL NET ASSETS – 100%	$657,363

ADR	American Depository Receipt.
*	Non-income producing security.
†	The rate quoted is the annualized seven-day yield of the Fund at the period end.

Country Representation as of 3/31/11 (% of total investments)

Country Breakdown	% of Total Investments
Australia	3.9%
Belgium	4.1%
Brazil	4.2%
China	4.5%
Denmark	3.9%
France	4.1%
Germany	12.2%
Israel	3.9%
Mexico	4.0%
Netherlands	3.9%
United States	51.3%
100.0%

See accompanying Notes to Financial Statements

SGA Global Growth Fund
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2011 (Unaudited)

ASSETS
Investments in securities, at value (cost $637,474)	$655,148
Receivables:
Dividends and interest	985
From advisor, net	3,735
Offering costs	24,794
Prepaid expenses	17,412
Total assets	702,074

LIABILITIES
Payables:
Offering costs	15,318
Distrbution fees	194
Fund accounting fees	5,875
Transfer agent fees	5,432
Administration fees	3,670
Chief Compliance Officer fees	2,219
Custody fees	2,059
Trustees fees	1,480
Accrued other expenses	8,464
Total liabilities	44,711

NET ASSETS	$657,363

COMPONENTS OF NET ASSETS
Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$641,239
Accumulated net investment income	74
Accumulated net realized loss on investments	(1,624)
Net unrealized appreciation on investments	17,674
Net Assets	$657,363

Net asset value per share
[$657,363/62,497 shares outstanding]	$10.52

See accompanying Notes to Financial Statements.

SGA Global Growth Fund
STATEMENT OF OPERATIONS
For the Period December 31, 2010* through March 31, 2011 (Unaudited)

Investment Income
Income
Dividends (net of foreign tax withholding of $147)	$1,432
Interest	1
Total income	1,433

Expenses
Administration fees	8,384
Distribution fees - (Note 6)	194
Fund accounting fees	8,403
Offering costs	7,890
Transfer agent fees	7,460
Registration fees	5,671
Audit fees	4,964
Legal fees	2,466
Chief compliance officer fees	2,219
Custody fees	2,059
Trustees fees and expenses	1,480
Shareholder reporting fees	1,158
Advisory fee	777
Insurance fees	177
Miscellaneous	403

Total expenses	53,705
Less: Advisory fee waived	(777)
Less: Other expenses reimbursed	(51,569)
Net expenses	1,359
Net investment income	74

Realized and Unrealized Gain (Loss) from Investments
Net realized loss on investments	(1,624)
Net change in unrealized appreciation on investments	17,674
Net realized and unrealized gain on investments	16,050

Net Increase in Net Assets from Operations	$16,124

* Commencement of operations

See accompanying Notes to Financial Statements.

SGA Global Growth Fund
STATEMENT OF CHANGES IN NET ASSETS

For the Period
December 31, 2010*
to March 31, 2011
(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations
Net investment income	$74
Net realized loss on investments	(1,624)
Net change in unrealized appreciation (depreciation) on investments	17,674
Net increase in net assets resulting from operations	16,124

Capital Transactions
Net proceeds from shares sold	641,239
Reinvestment of distributions	-
Cost of shares redeemed	-
Net change in net assets from capital transactions	641,239

Total increase in net assets	657,363

Net Assets
Beginning of period	-
End of period	$657,363

Accumulated net investment income	$74

Capital Share Transactions
Shares sold	62,497
Net increase	62,497

* Commencement of operations

See accompanying Notes to Financial Statements.

SGA Global Growth Fund
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each year.

	For the Period
	December 31, 2010†
	to March 31, 2011
	(Unaudited)
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment income	-	(a)
Net realized and unrealized
gain on investments	0.52
Total from investment operations	0.52

Net asset value, end of period	$10.52

Total return	5.20	% *

Ratios and Supplemental Data
Net assets, end of period	$657,363

Ratio of expenses to average net assets
Before fees reimbursed by the Advisor	68.80	% **
After fees reimbursed by the Advisor	1.75	% **
Ratio of net investment income (loss) to average net assets
Before fees reimbursed by the Advisor	(66.96	)% **
After fees reimbursed by the Advisor	0.09	% **

Portfolio turnover rate	9	% *

(a) This amount represents less than $0.01 per share.
* Not annualized.
** Annualized.

† Commencement of operations

See accompanying Notes to Financial Statements.

SGA Global Growth Fund
NOTES TO FINANCIAL STATEMENTS – March 31, 2011
(Unaudited) – Continued

Note 1 – Organization
SGA Global Growth Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is long-term capital appreciation. The Fund commenced investment operations on December 31, 2010.

Note 2 –Accounting Policies
The following is a summary of the significant accounting policy consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (OTC) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Fair value pricing may be applied to foreign securities held by the Fund upon the occurrence of an event after the close of trading on non-U.S. markets but before the close of trading on the NYSE when the Fund’s NAV is determined.  If the event may result in a material adjustment to the price of the Fund’s foreign securities once non-U.S. markets open on the following business day (such as, for example, a significant surge or decline in the U.S. market), the Fund may value such foreign securities at fair value, taking into account the effect of such event, in order to calculate the Fund’s NAV.

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

The Fund incurred offering costs of approximately $32,684, which are being amortized over a one-year period from December 31, 2010 (commencement of operations).

SGA Global Growth Fund
NOTES TO FINANCIAL STATEMENTS – March 31, 2011
(Unaudited) – Continued

(c) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted prior to when the Fund’s net asset value is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all investment company income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.

Accounting for Uncertainty in Income Taxes (the "Income Tax Statement") requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination.  A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Fund to analyze all open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the six-months ended March 31, 2011, the Fund did not have a liability for any unrecognized tax benefits.  The Fund has no examinations in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e) Distributions to Shareholders
The character of distributions made during the year from net investment loss or net realized gain may differ from character for federal income tax purposes due to differences in the recognition of income expense and gain items for financial statement and tax purposes.  Where appropriate, reclassifications between capital accounts are made for such differences that are permanent in nature.

SGA Global Growth Fund
NOTES TO FINANCIAL STATEMENTS – March 31, 2011
(Unaudited) – Continued

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Sustainable Growth Advisers, LP (the “Advisor”).  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.00% of the Fund’s average daily net assets.  The Advisor has contractually agreed to waive its fee and, if necessary, to reimburse other operating expenses in order to limit total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) to 1.75% of the Fund's average daily net assets until December 31, 2011.

For the period December 31, 2010 (commencement of operations) through March 31, 2011, the Advisor waived all of its advisory fees and reimbursed other expenses totaling $51,569.  The Advisor may recover from the Fund fees and expenses previously waived or reimbursed if the Fund’s expense ratio, including the recovered expenses, falls below any current expense limit and the expense limit in place at the time the expenses were incurred.  At March 31, 2011, the amount of these potentially recoverable expenses was $52,346.  The Advisor is permitted to seek reimbursement from the Fund for a period three fiscal years following the fiscal year in which such reimbursements occurred.

Grand Distribution Services, LLC (“GDS”) serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”), an affiliate of GDS, serves as the Fund’s fund accountant and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Fund’s other co-administrator. UMBFS also serves as the Fund’s transfer agent and UMB Bank, n.a. (“UMBNA”), an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.  For the period December 31, 2010 (commencement of operations) through March 31, 2011, the Fund’s allocated fees incurred for Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust.  The Fund’s allocated fees incurred for CCO services for the period December 31, 2010 (commencement of operations) through March 31, 2011, are reported on the Statement of Operations.

SGA Global Growth Fund
NOTES TO FINANCIAL STATEMENTS – March 31, 2011
(Unaudited) – Continued

Note 4 – Federal Income Taxes
At March 31, 2011, gross unrealized appreciation and depreciation of investments and foreign currency owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$637,474

Gross unrealized appreciation	$25,102
Gross unrealized depreciation	(7,428)

Net unrealized appreciation	$17,674

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 5 - Investment Transactions
For the period December 31, 2010 (commencement of operations) through March 31, 2011, purchases and sales of investments, excluding short-term investments, were $671,775 and $36,740, respectively.

Note 6 - Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its shares.  The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets.

For the period December 31, 2010 (commencement of operations) through March 31, 2011, distribution fees incurred are disclosed on the Statement of Operations.

Note 7 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 8 –Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

SGA Global Growth Fund
NOTES TO FINANCIAL STATEMENTS – March 31, 2011
(Unaudited) – Continued

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2011, in valuing the Fund’s assets carried at fair value:

	Level 1 (Quoted Price)	Level 2 (Other Significant Observable Inputs)	Level 3 (Significant Unobservable Inputs)	Total
Investments, at Value:
Common Stocks1	$651,085	$ -	$ -	$651,085
Short-Term Investments	4,063	-	-	4,063
Total Investments, at Value	$655,148	$ -	$ -	$655,148

1 All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

Note 9 – Events Subsequent to the Fiscal Period End
The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  Management has evaluated the Fund’s related events and transactions and there were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

Note 10 – Improving Disclosures about Fair Value Measurements
In January 2010, Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” (“ASU”). The ASU requires enhanced disclosures about purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements.  This disclosure will become effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  Management is currently evaluating the impact this disclosure may have on the Fund’s financial statements.

SGA Global Growth Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement

At an in-person meeting held on December 8 & 9, 2010, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Sustainable Growth Advisers, LP (the “Investment Advisor”) with respect to the SGA Global Growth Fund series of the Trust (the “Fund”) for an initial two-year term.  In approving the Advisory Agreement, the Board of Trustees, including the Independent Trustees, determined that the Advisory Agreement is in the best interests of the Fund.

Background

In advance of the meeting, the Board received information about the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration Corporation (“MFAC”) and UMB Fund Services, Inc., the Trust’s co-administrators.  The materials, among other things, included an outline of the services to be provided by the Investment Advisor to the Fund (including the relevant personnel responsible for these services and their experience); reports comparing the proposed management fee and the estimated total expenses of the Fund compared to those of a group of comparable funds selected by MFAC (the “peer group”); and a summary of the Investment Advisor’s policies, including its code of ethics and compliance manual.  In addition, the Board received a memorandum from the independent legal counsel to the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for the Board's consideration of the proposed approval of the Advisory Agreement.  At the meeting, representatives of the Investment Advisor made a presentation to the Board and discussed certain information it had provided in advance of the meeting, as well as other more current information, and the Board asked questions of the representatives of the Investment Advisor.  Before voting the Independent Trustees discussed approval of the Advisory Agreement in a private session at which no representatives of the Investment Advisor were present.

In approving the Advisory Agreement, the Board (including the Independent Trustees) considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreement, and each Trustee may have attributed different weight to the various factors.

Nature, Extent and Quality of Services

The Board and the Independent Trustees considered the overall quality of services expected to be provided to the Fund by the Investment Advisor and discussed the specific responsibilities of the Investment Advisor under the Advisory Agreement.  They also considered a report from the Investment Advisor on the background, qualifications, and experience of the Investment Advisor’s key portfolio management and operational personnel, and certain of its proposed operations, policies and procedures.  In addition, they considered information regarding the resources that the Investment Advisor would commit to managing the Fund, including information about the personnel who would be involved in managing the Fund’s investments.  They also considered information about the Investment Advisor’s investment philosophy and process, its research process and its brokerage and trading practices.  The Trustees noted that because the Fund was a proposed new series and the Fund’s Investment Advisor had not previously managed any funds or accounts using substantially similar strategies to those of the Fund, performance information for comparable funds or accounts had not been provided.  However, the Board considered performance information provided by the Investment Advisor for its domestic large cap growth equity composite.  The Board (including the Independent Trustees) determined that the nature, extent and quality of the services to be provided by the Investment Advisor were satisfactory.

SGA Global Growth Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Advisory Fees and Expense Ratio

The Board and the Independent Trustees then considered the proposed advisory fee and expenses for the Fund.  They noted that the proposed advisory fee and overall estimated total expenses to be paid by the Fund were reasonable and below the averages of funds in the Fund's peer group.  The Board also considered that the Investment Advisor would agree to limit the Fund’s total expenses to 1.75% of average daily net assets until December 31, 2011.  The Board (including the Independent Trustees) determined that the fees and expenses for the Fund were reasonable in light of the nature, extent and quality of the services to be provided by the Investment Advisor.

Profitability of Advisory Agreement

The Board reviewed the Investment Advisor’s estimated profitability with respect to the Fund and determined the profitability was reasonable.  The Board also considered other potential benefits, in addition to profitability, that could arise from the Investment Advisor’s relationship with the Fund.

Economies of Scale

The Board and the Independent Trustees considered whether the Fund would realize any economies of scale.  They noted that in the Fund’s startup period, its asset levels would likely be too low to achieve significant economies of scale and that the matter of such economies would be reviewed in the future as the Fund’s assets grow.

Conclusion

Based on these and other considerations, the Board and the Independent Trustees concluded that approval of the Advisory Agreement would be in the best interests of the Fund and its shareholders and accordingly, approved the Advisory Agreement for an initial two-year term.

FUND INFORMATION

	TICKER	CUSIP
SGA Global Growth Fund	SGAGX	461418 592

Privacy Principles of the SGA Global Growth Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the SGA Global Growth Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at 1-888-988-8SGA (8742) or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling 1-888-988-8SGA (8742) or by accessing the Fund’s Form N-PX on the SEC’s website at http://www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at  http://www.sec.gov or by calling the Fund at 1-888-988-8SGA (8742).  The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090.

SGA Global Growth Fund
803 West Michigan Street
Milwaukee, WI 53233
Toll Free: 1-888-988-8SGA (8742)

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Investment Managers Series Trust

By (Signature and Title)      /s/ John P. Zader
John P. Zader, President

Date   June 7, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/ John P. Zader
John P. Zader, President

Date   June 7, 2011

By (Signature and Title)      /s/ Rita Dam
Rita Dam, Treasurer

Date   June 7, 2011